UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Telemark Asset Management, LLC
Address:        One International Place, Suite 2401
                Boston, Massachusetts 02110

13 File Number: 028-12649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
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
Name:      Brian C. Miley
Title:     Chief Financial Officer
Phone:     (617) 526-8910               /s/ Brian C. Miley              Boston, Massachusetts           05/12/09
Signature, Place and Date of Signing    ----------------------          ---------------------           --------
[Signature]                             Brian C. Miley, Chief           [City, State]                   [Date]
                                        Financial Officer
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Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 34 Data Records

Form 13F Information Table Value Total: $52,190

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3/31/09


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Asset     Instrument                                                              Base    Price    Market Value
Type         ID        Security Description                 CUSIP       Quantity  CCY     (Base)     (Base)       Custodian
-----     ----------   --------------------                 -----       --------  ----    ------   ------------   ---------
Equity    ABX US       BARRICK GOLD CORP                     067901108    80,000   USD     32.42     $  2,594        UBS
Equity    AEM US       AGNICO EAGLE MINES                    008474108    60,000   USD     56.92     $  3,415        UBS
Equity    ALTR US      ALTERA CORP                           021441100    20,000   USD     17.55     $    351        UBS
Equity    AMZN US      AMAZON.COM INC                        023135106    30,000   USD     73.44     $  2,203        UBS
Equity    ARGN US      AMERIGON INC                          03070L300    60,000   USD      3.70     $    222        UBS
Equity    ARMH US      ARM HOLDINGS PLC                      42068106    185,400   USD      4.42     $    819        UBS
Equity    AU US        ANGLOGOLD ASHANTI LTD                 035128206    80,000   USD     36.76     $  2,941        UBS
Equity    AUY US       YAMANA GOLD INC                       98462Y100    50,000   USD      9.25     $    463        UBS
Equity    CLH US       CLEAN HARBORS INC                     184496107    60,000   USD     48.00     $  2,880        UBS
Equity    CNQ US       CANADIAN NATURAL RESOURCES LTD        136385101    30,000   USD     38.56     $  1,157        UBS
Equity    F US         FORD MOTOR CO                         345370860   250,000   USD      2.63     $    658        UBS
Equity    FCX US       FREEPORT MCMORAN COPPER & GOLD INC    35671D857    10,000   USD     38.11     $    381        UBS
Equity    GDX US       MARKET VECTORS - GOLD MINERS ETF      57060U100    20,000   USD     36.88     $    738        UBS
Equity    GFI US       GOLD FIELDS                           38059T106   120,000   USD     11.34     $  1,361        UBS
Equity    GG US        GOLDCORP INC                          380956409    80,000   USD     33.32     $  2,666        UBS
Equity    GLD US       SPDR GOLD TRUST                       78463V107    80,000   USD     90.28     $  7,222        UBS
Equity    GRS US       GAMMON GOLD INC                       36467T106   150,000   USD      6.47     $    971        UBS
Equity    HITT US      HITTITE MICROWAVE CORP                43365Y104     5,000   USD     31.20     $    156        UBS
Equity    HMSY US      HMS HOLDINGS CORP                     40425J101    30,000   USD     32.90     $    987        UBS
Equity    HTLD US      HEARTLAND EXPRESS INC                 422347104   100,000   USD     14.81     $  1,481        UBS
Equity    KGC US       KINROSS GOLD CORP                     496902404   200,000   USD     17.87     $  3,574        UBS
Equity    LOJN US      LOJACK                                539451104    25,000   USD      4.53     $    113        UBS
Equity    MON US       MONSANTO CO                           61166W101    30,000   USD     83.10     $  2,493        UBS
Equity    MXIM US      MAXIM INTEGRATED PRODUCTS INC         57772K101   100,000   USD     13.21     $  1,321        UBS
Equity    NEM US       NEWMONT MINING CORP                   651639106    60,000   USD     44.76     $  2,686        UBS
Equity    NGD US       NEW GOLD INC                          644535106    80,000   USD      1.88     $    150        UBS
Equity    OXY US       OCCIDENTAL PETROLEUM CORP             674599105    15,000   USD     55.65     $    835        UBS
Equity    PBR US       PETROLEO BRASILEIRO SA PETROBRAS      71654V408   100,000   USD     30.47     $  3,047        UBS
Equity    PESI US      PERMA-FIX ENVIRONMENTAL SERVICES INC  714157104   135,517   USD      1.95     $    264        UBS
Equity    QCOM US      QUALCOMM INC                          747525103    10,000   USD     38.91     $    389        UBS
Equity    RBCN US      RUBICON TECHNOLOGY INC                78112T107    90,000   USD      5.31     $    478        UBS
Equity    SU US        SUNCOR ENERGY INC                     867229106   100,000   USD     22.21     $  2,221        UBS
Equity    TASR US      TASER INTERNATIONAL INC               87651B104    55,000   USD      4.68     $    257        UBS
Equity    VITA US      ORTHOVITA                             68750U102   260,000   USD      2.68     $    697        UBS

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